Loans Receivable and Allowance for Loan Losses - Information About Delinquencies in Loan Portfolio (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 6,656	$ 5,887
Current	774,869	636,622
Total	781,525	642,509
Commercial Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	201
Total	201
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	771,317	632,160
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	6,291	4,790
Current	611,403	552,511
Total	617,694	557,301
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		581
Current	56,244	34,829
Total	56,244	35,410
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	186	439
Current	97,193	38,399
Total	97,379	38,838
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		611
Total		611
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,007	10,349
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	160	73
Current	9,177	9,604
Total	9,337	9,677
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	19	4
Current	651	668
Total	670	672
30-59 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2,612	1,306
30-59 Days Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2,493	1,289
30-59 Days Past Due [Member] | Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	100	13
30-59 Days Past Due [Member] | Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	19	4
60-89 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	992	239
60-89 Days Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	992	239
90 Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	3,052	4,342
90 Days Or More Past Due [Member] | Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	2,806	3,262
90 Days Or More Past Due [Member] | Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due		581
90 Days Or More Past Due [Member] | Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	186	439
90 Days Or More Past Due [Member] | Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Past Due	$ 60	$ 60